PREPAYMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments Net
Schedule of Prepayments, net

	December 31,	December 31,
	2022	2021

Prepayments	$61,370	$628,810
Prepaid research and development expenses	2,495,570	1,704,812
Promotion fee	1,742,606	955,246
Other	25,568	219,727
Total prepayments, net	$4,325,114	$3,508,595

	December 31,	December 31,
	2022	2021

Prepayments - current	$3,198,079	$3,290,993
Prepayments - non-current	10,353,273	10,288,302
Allowance for doubtful accounts - current	(1,368,535)	(1,487,210)
Allowance for doubtful accounts -non-current	(7,857,703)	(8,583,490)
Total prepayments, net	$4,325,114	$3,508,595

Schedule of Movements of allowance for doubtful accounts

Beginning balance	$10,070,700	$147,631
Addition	7,078	9,803,067
Exchange rate effect	(851,540)	120,002
Ending balance	$9,226,238	$10,070,700